Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions
Related Party Transactions

18) Related Party Transactions

(a) Related Parties

Prior to the IPO, the Partnership’s predecessor operated as an integrated part of KNOT. KNOT is owned 50% by TSSI and 50% by Nippon Yusen Kaisha (“NYK”).

The Windsor Knutsen , the Bodil Knutsen , the Carmen Knutsen , the Hilda Knutsen , the Torill Knutsen , the Ingrid Knutsen , the Raquel Knutsen , the Tordis Knutsen, the Vigdis Knutsen, the Lena Knutsen, the Brasil Knutsen and the Anna Knutsen, all of which operate under time charters, are subject to technical management agreements pursuant to which certain crew, technical and commercial management services are provided by KNOT Management or KNOT Management Denmark AS (“KNOT Management Denmark”). Under these technical management agreements, the Partnership’s subsidiaries pay fees to and reimburse the costs and expenses of KNOT Management. The Fortaleza Knutsen , the Recife Knutsen , the Dan Cisne and the Dan Sabia operate under bareboat charters and, as a result, the customer is responsible for providing the crew, technical and commercial management of the vessel. However, each of these vessels are subject to management and administration agreements with either KNOT Management or KNOT Management Denmark, a 100% owned subsidiary of KNOT, pursuant to which these companies provide general monitoring services for the vessels in exchange for an annual fee.

The Partnership is a party to an administrative services agreement with KNOT UK, pursuant to which KNOT UK provides administrative services, and KNOT UK is permitted to subcontract certain of the administrative services provided under the administrative services agreement to KOAS UK and KOAS. On May 7, 2015, the Partnership entered into an amendment to the administrative services agreement, which allows KNOT UK to also subcontract administrative services to KNOT Management. Effective as of February 26, 2018, the Partnership entered into a second amendment to the administrative services agreement extending the term of the agreement indefinitely, subject to termination by any party upon 90 days’ notice for any reason.

The amounts of such costs and expenses included in the consolidated statements of operations for the years ended December 31, 2018, 2017 and 2016 are as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2018	2017	2016
Statements of operations:
Other income:
Guarantee income from KNOT (1)	$749	$1,499	$770
Operating expenses:
Technical and operational management fee from KNOT to Vessels (2)	6,491	4,617	2,971
General and administrative expenses:
Administration fee from KNOT Management (3)	1,434	1,457	1,279
Administration fee from KOAS (3)	583	461	382
Administration fee from KOAS UK (3)	123	122	145
Administration and management fee from KNOT (4)	161	149	203
Finance income (expense):
Interest expense charged from KNOT (5)	—	(52)	(128)
Total income (expenses)	$(8,043)	$(5,359)	$(4,338)
(1)

Guarantee income from KNOT:  Pursuant to the Omnibus Agreement, KNOT agreed to guarantee the payments of the hire rate under the initial charter of the Bodil Knutsen and Windsor Knutsen for a period of five years from the closing date of the IPO (until April 15, 2018). In October 2015, the Windsor Knutsen commenced on a new Shell time charter with a hire rate below the hire rate in the initial charter. The difference between the new hire rate and the initial rate was paid by KNOT until April 15, 2018. The Vigdis Knutsen suffered damages to its hull in connection with a ship-to-ship loading on May 24, 2017 and the vessel went off-hire 6 days in June 2017 due to repairs of the damage. In connection with the Vigdis Knutsen acquisition, KNOT agreed to pay for the repair cost and charter hire lost in connection with the incident. The reimbursement from KNOT for lost charter hire is accounted for as guarantee income. See Note 18(b)—Related Party Transactions—Guarantees and Indemnifications.

(2)

Technical and operational management fee from KNOT Management or KNOT Management Denmark to Vessels: KNOT Management or KNOT Management Denmark provides technical and operational management of the vessels on time charter including crewing, purchasing, maintenance and other operational service. In addition, there is also a charge for 24‑hour emergency response services provided by KNOT Management for all vessels managed by KNOT Management.

(3)

Administration fee from KNOT Management and Knutsen OAS Shipping AS (“KOAS”) and Knutsen OAS (UK) Ltd. (“KOAS UK”): Administration costs include the compensation and benefits of KNOT Management’s management and administrative staff as well as other general and administration expenses. Some benefits are also provided by KOAS and KOAS UK. Net administration costs are total administration cost plus a 5% margin, reduced for the total fees for services delivered by the administration staffs and the estimated shareholder costs for KNOT that have not been allocated. As such, the level of net administration costs as a basis for the allocation can vary from year to year based on the administration and financing services offered by KNOT to all the vessels in its fleet each year. KNOT Management also charges each subsidiary a fixed annual fee for the preparation of the statutory financial statement.

(4)

Administration and management fee from KNOT Management and KNOT Management Denmark: For bareboat charters, the shipowner is not responsible for providing crewing or other operational services and the customer is responsible for all vessel operating expenses and voyage expenses. However, each of the vessels under bareboat charters is subject to a management and administration agreement with either KNOT Management or KNOT Management Denmark, pursuant to which these companies provide general monitoring services for the vessels in exchange for an annual fee.

(5)	Interest expense charged from KNOT: KNOT invoiced interest (expense) income for any outstanding payables to (receivable from) owners and affiliates to the vessel-owning subsidiaries.

(b) Guarantees and Indemnifications

Pursuant to the Omnibus Agreement, KNOT agreed to guarantee the payments of the hire rate under the initial charters of each of the Windsor Knutsen and the Bodil Knutsen for a period of five years from the closing date of the IPO (until April 15, 2018).

In April 2014, the Partnership was notified that Shell would not exercise its option to extend the Windsor Knutsen time charter after the expiration of its initial term. The vessel was re-delivered on July 28, 2014. In order to comply with its obligations under the Omnibus Agreement, on July 29, 2014, KNOT and the Partnership entered into a time charter for the vessel at a rate of hire that would have been in effect during the option period under the previous Shell time charter. This charter was effective until the new Shell time charter commenced in October 2015. The new Shell charter has a hire rate that is lower than the hire rate in the initial charter. The difference between the new hire rate and the initial rate was paid by KNOT until April 15, 2018.

On June 1, 2017, the Partnership acquired KNOT’s 100% interest in KNOT Shuttle Tankers 25 AS, the company that owns and operate the Vigdis Knutsen. Shortly before the closing of the acquisition and on May 24, 2017, the Vigdis Knutsen suffered damages to its hull in connection with a ship-to-ship loading and the vessel went off-hire 6 days in June 2017 due to repairs of the damage. In connection with the Vigdis Knutsen acquisition, KNOT agreed to pay for the repair cost and charter hire lost in connection with the incident.

Under the Omnibus Agreement, KNOT agreed to indemnify the Partnership until April 15, 2018 (or for a period of at least three years after the purchase of the Hilda Knutsen , the Torill Knutsen , the Ingrid Knutsen and the Raquel Knutsen , as applicable), against certain environmental and toxic tort liabilities with respect to certain assets that KNOT contributed or sold to the Partnership to the extent arising prior to the time they were contributed or sold. However, claims are subject to a deductible of $0.5 million and an aggregate cap of $5 million.

(c) Transactions with Management and Directors

Trygve Seglem, the Chairman of the Partnership’s board of directors and the President and CEO of KNOT, controls Seglem Holding AS, which owns 100% of the equity interest in TSSI, which controls KOAS. TSSI owns 50% of the equity interest in KNOT. NYK, which owns 50% of the equity interest in KNOT, has management and administrative personnel on secondment to KNOT.

See the footnotes to Note 18(a)—Related Party Transactions—Related Parties for a discussion of the allocation principles for KNOT’s administrative costs, including management and administrative staff, included in the consolidated statements of operations.

Directors each receive a director fee of $50,000 per year. Members of the audit and conflicts committees each receive a committee fee of $12,000 and the Chairman of such committees receive an additional fee of $3,000 per year.

(d) Amounts Due from and Due to Related Parties

Balances with related parties consisted of the following:

	At December 31,	At December 31,
(U.S. Dollars in thousands)	2018	2017
Balance Sheet:
Trading balances due from KOAS	$466	$24
Trading balances due from KNOT and affiliates	675	547
Amount due from related parties	$1,141	$571
Trading balances due to KOAS	$629	$898
Trading balances due to KNOT and affiliates	441	4,552
Amount due to related parties	$1,070	$5,450

Amounts due from and due to related parties are unsecured and intended to be settled in the ordinary course of business. The majority of these related party transactions relate to vessel management and other fees due to KNOT, KNOT Management, KOAS UK and KOAS.

(e) Trade accounts payables

Trade accounts payables to related parties are included in total trade accounts payables in the balance sheet. The balances to related parties consisted of the following:

	At December 31,	At December 31,
(U.S. Dollars in thousands)	2018	2017
Balance Sheet:
Trading balances due to KOAS	$381	$864
Trading balances due to KNOT and affiliates	411	548
Trade accounts payables to related parties	$792	$1,412

(f) Acquisitions from KNOT

On December 1, 2016, the Partnership acquired KNOT’s 100% interest in Knutsen Shuttle Tankers 19 AS, the company that owns and operates the Raquel Knutsen . As part of the financing for the purchase of the Raquel Knutsen, KNOT provided the $25.0 million Seller’s Credit and Seller’s Loan. The Seller’s Credit and the Seller’s Loan, including accrued interest were repaid in full in January 2017. This acquisition was accounted for as an acquisition of a business.

On March 1, 2017, the Partnership acquired KNOT’s 100% interest in KNOT Shuttle Tankers 24 AS, the company that owns and operates the Tordis Knutsen. This acquisition was accounted for as an acquisition of a business.

On June 1, 2017, the Partnership acquired KNOT’s 100% interest in KNOT Shuttle Tankers 25 AS, the company that owns and operates the Vigdis Knutsen. This acquisition was accounted for as an acquisition of a business.

On September 30, 2017, the Partnership acquired KNOT’s 100% interest in KNOT Shuttle Tankers 26 AS, the company that owns and operates the Lena Knutsen. This acquisition was accounted for as an acquisition of a business.

On December 15, 2017, the Partnership acquired KNOT’s 100% interest in KNOT Shuttle Tankers 32 AS, the company that owns and operates the Brasil Knutsen. This acquisition was accounted for as an acquisition of a business.

On March 1, 2018, the Partnership acquired KNOT’s 100% interest in KNOT Shuttle Tankers 30 AS, the company that owns and operates the Anna Knutsen. This acquisition was accounted for as an acquisition of assets.

The board of directors of the Partnership and the Conflicts Committee of the board approved the purchase price for each transaction described above. The Conflicts Committee retained a financial advisor to assist with its evaluation of each of the transactions. See Note 21—Acquisitions.